Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Basis of preparation
2.1	Basis of preparation
i)	Compliance with IFRS

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB). These consolidated financial statements have been approved by the Board of Directors on 30 April 2024.

The preparation of the consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the accounting policies. The areas involving a higher degree of complexity, or areas where judgements, assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

ii)	Historical cost convention

These consolidated financial statements have been prepared under the historical cost convention except for the following:

-	Certain financial assets, derivative warrant liabilities, derivative liabilities, convertible notes, and earnouts liabilities that are measured at fair value.
-	Income and expenses that have been accounted for using the accrual basis.

The consolidated financial statements have been presented in US Dollars (“USD”, “$”) which is the reporting currency of the Group.

Going concern
2.2	Going concern

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to discharge its liabilities in the ordinary course of business. The Group had net profits of $4.1 million from continued operations and $3.05 million after discontinued operations losses (losses of $98.7 million and $123.5 million respectively for the year ended 31 December 2022), accumulated losses of $329.5 million as at 31 December 2023 ($332.5 million as at 31 December 2022), and negative operating cash flows of $9.1 million for the year ended 31 December 2023 (negative of $117.4 million for the year ended 31 December 2022). Even though there are events or conditions that give rise to doubt regarding the ability of the Group to continue as a going concern for a period of twelve months after the preparation of the consolidated financial statements, management has mitigated these doubts through a twelve months business plan.

The Group self-funded its operations primarily through 2023 using positive working capital following the portfolio optimization plan which focused on profitable operations and positive cashflow projects.

During 2023, the Group’s Board of Directors resolved to discontinue operations of non-profitable subsidiaries whose cash flows are unlikely to turn positive which proceeds were used to settle outstanding liabilities or support continuing operations growth.

In January 2023, the Group finalized sale of Voltlines B.V for an amount of $ 5,000,000, which was used to settle the deferred purchase price owed to the original shareholders of the subsidiary (Note 34).

In September 2023, the Group finalized the sale of Urbvan Mobility Ltd. for an amount of $ 12,000,000 ($9,355,867 net of selling costs) (Note 34) which was used to settle the Group’s liabilities and supporting the continuing operations’ growth. Further, throughout 2023, management has entered into a number of settlement agreements with the Group’s creditors (Note 26). These agreements discharge the Group from a portion of the liabilities owed to the creditors. Those settlement agreements have further contributed to strengthening the Group’s financial position throughout 2023.

In addition to the above, management has performed a going concern assessment for a period of twelve months from the date of approval of these consolidated financial statements to assess whether conditions exist that raise substantial doubt regarding the Group’s ability to continue as a going concern. Management has assumed growth rates through the twelve months following the issuance date of these consolidated financial statements based on (i) historical data, (ii) the operational results subsequent to the financial reporting date up to the date of the assessment, and (iii) sales projections and strategic operational expansion plans within existing markets. This assessment indicates that the Group has sufficient liquidity to settle liabilities as they become due for the next twelve months.

Based on the above facts, management believes that they will be successful in maintaining existing markets as self-sufficient, cash generating operational units with positive working capital and executing the planned strategy to meet working capital and capital expenditure requirements that may fall for the next twelve months after the approval of the consolidated financial statements. Further, management intends to utilize the proceeds from the sale of the subsidiaries in growth activities for the existing markets and expansions into potential new markets. across the Group. Based on this, management believes it remains appropriate to prepare these consolidated financial statements on a going concern basis.

Initial application of a standard, amendment or an interpretation to existing standards
2.3	Initial application of a standard, amendment or an interpretation to existing standards
i)	New standards, amendments to published approved accounting and reporting standards and interpretations which are effective during the year

The group has applied the following standards and amendments for the first time for its annual reporting for the period commencing 1 January 2023:

●	IFRS 17 Insurance Contracts
●	Definition of Accounting Estimates – amendments to IAS 8
●	International Tax Reform – Pillar Two Model Rules – amendments to IAS
●	Deferred Tax related to Assets and Liabilities arising from a Single Transaction – amendments to IAS 12
●	Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

The amendments listed above did not have any impact on the amounts recognised in prior periods and are not expected to significantly affect the current or future periods.

ii)	Standards, amendments to published standards and interpretations that are not yet effective and have not been early adopted by the Group
●	Amendments to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
●	Amendments to IAS 1 – Classification of Liabilities as Current or Non-current
●	Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements
●	Amendments to IFRS 16 – Lease Liability in a Sale and Leaseback

The amendments listed above have been published but are not mandatory for 31 December 2023 reporting periods and have not been early adopted by the Group. These amendments are not expected to have a material impact on then entity in the current or future reporting periods and on foreseeable future transactions.

Basis of consolidation
2.4	Basis of consolidation
i)	Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases. The acquisition method of accounting is used to account for business combinations by the Group (Note 7).

ii)Transactions eliminated on consolidation

Inter-company transactions, balances, income and expenses on transactions between Group companies are eliminated. Profits and losses resulting from inter-company transactions that are recognised in assets are also eliminated. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

Foreign currencies
2	Summary of significant accounting policies (continued)
2.5	Foreign currencies
i)	Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’).

Subsidiaries determine their own functional currency and items included in the financial statements of these companies are measured using that functional currency. These consolidated financial statements are presented in USD which is the Group’s presentation currency. All financial information presented in USD has been rounded to the nearest dollar, except when otherwise indicated.

ii)	Foreign currency transactions

Transactions in foreign currencies are translated into the respective functional currency of Group entities at the spot exchange rates at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated into the functional currency at the spot exchange rate at that date.

Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the spot exchange rate at the date on which the fair value is determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated using the spot exchange rate at the date of the historical transaction. Foreign currency differences arising on translation are generally recognised in the consolidated statement of comprehensive income.

iii)	Group companies

On consolidation, the assets and liabilities of foreign operations are translated to USD at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions or an appropriate average rate. Equity elements are translated at the date of the transaction and not retranslated in subsequent periods. The exchange differences arising on translation for consolidation are recognised in Other Comprehensive Income (“OCI”). On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss.

Non-current assets (or disposal groups) held for sale and discontinued operations
2.6	Non-current assets (or disposal groups) held for sale and discontinued operations

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights under insurance contracts, which are specifically exempt from this requirement.

The criteria for held for sale classification is regarded as met only when the sale is highly probable, and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification.

An impairment loss is recognised for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognised. A gain or loss not previously recognised by the date of the sale of the noncurrent asset (or disposal group) is recognised at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortised while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognised.

2	Summary of significant accounting policies (continued)
2.6	Non-current assets (or disposal groups) held for sale and discontinued operations (continued)

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the consolidated financial statements. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the consolidated statement of financial position.

A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate major line of business or geographical area of operations, is part of a single co-ordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the consolidated statement of comprehensive income.

Property and equipment
2.7	Property and equipment

Recognition and measurement

Items of property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Capital work in progress is stated at cost and subsequently transferred to assets when it is available for use. Cost of an item of property and equipment comprises its acquisition cost including borrowing costs and all directly attributable costs of bringing the asset to working conditions for its intended use. Such costs include the cost of replacing part of the plant and equipment when that cost is incurred, if the recognition criteria are met. Repair and maintenance costs are recognised in the consolidated statement of comprehensive income as incurred. Depreciation is computed using the straight-line method based on the estimated useful lives of assets as follows:

Years
Furniture, fittings and equipment	3 – 5
Leasehold improvements	5

The assets’ residual values and useful lives are reviewed and adjusted, if appropriate, at each financial year end to determine whether there is an indication of impairment. If any such indicator exists, an impairment loss is recognised in the consolidated statement of comprehensive income. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash generating units).

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount, as detailed in the impairment section of this note below.

An item of property and equipment is derecognised upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of comprehensive income in the year the asset is derecognised.

Subsequent costs

The cost of replacing part of an item of property or equipment is recognised in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The costs of the day-to-day servicing of property and equipment are recognised in the consolidated statement of comprehensive income as incurred. Subsequently, any gains or losses on disposal of assets are recognised in the consolidated statement of comprehensive income.

Impairment

The carrying values of property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying values may not be recoverable. If such indications exist and where the carrying values exceed the estimated recoverable amounts, the assets are written down to the recoverable amounts.

Identifying CGUs is a critical step that requires judgement in the impairment review and can have a significant impact on its results. A CGU is defined as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. CGUs are identified at the lowest level to minimise the possibility that impairments of one asset or group will be masked by a high-performing asset. To identify a CGU, management considers whether (i) a group of assets generate largely independent cash inflows and (ii) there is an active market for the output. When the group of assets does not generate cash inflows that are largely independent and there is no active market for its output (even if used internally), the group is not a CGU. Management then has to combine these assets with others that contribute to the same revenue stream until a CGU is identified. Unless a change is justified, CGUs are identified consistently from period to period for the same asset or types of assets.

Reversal of impairment is affected in the case of indications of a change in recoverable amount and is recognised in comprehensive income, however, is restricted to the net book value of the asset had there been no impairment.

Intangible assets
2.8	Intangible assets

Acquired intangible assets other than goodwill comprise of operating and software licenses, developed technology, customer relationships and trade names. At initial recognition, intangible assets acquired in a business combination are recognized at their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses.

The Group invests a substantial cost in development of its software and enhancement of its product platforms. Expenditure on research activities is recognised in the consolidated statement of comprehensive income as incurred. The costs associated with the development of new or substantially improved products or modules are capitalized when the following criteria are met:

●	Technical feasibility to complete the development;
●	Management intent and ability to complete the product and use or sell it;
●	The likelihood of success is probable;
●	Availability of technical and financial resources to complete the development phase;
●	Costs can be reliably measured; and
●	Probable future economic benefits can be demonstrated.

The technical feasibility of the Group’s internally developed software or modules is not proven until significant development risks are resolved by testing working models and pre-launch versions. The software or modules, by then, are ready to be deployed in a live environment. Therefore, software development costs meeting the capitalization criteria are insignificant and have been charged to the consolidated statement of comprehensive income as incurred. However, the Group continues to assess these costs for capitalization eligibility on an ongoing basis at a project level.

Intangible assets with finite lives are typically amortized on a straight-line basis over their estimated useful lives, typically 3 to 10 years for the developed technology, customer relationships and trade names, useful life for the obtained software and operating licenses depends on the licenses validity and are assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization of intangible assets is recognized in the consolidated statement of comprehensive income in the expense category consistent with the function of the intangible assets.

The carrying values of intangible assets are reviewed for impairment when events or changes in circumstances indicate that the carrying values may not be recoverable. If such indications exist and where the carrying values exceed the estimated recoverable amounts, the assets are written down to the recoverable amounts.

Reversal of impairment is affected in the case of indications of a change in recoverable amount and is recognised in comprehensive income, however, is restricted to the net book value of the asset had there been no impairment.

Business combination and goodwill
2.9	Business combination and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organised workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. The impairment assessment is carried out annually at the end of the reporting period or when significant impairment indicators arise.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Contingent consideration, resulting from business combinations, is valued at fair value at the acquisition date as part of the business combination. When the contingent consideration meets the definition of a financial liability, it is subsequently remeasured to fair value at each reporting date. The determination of the fair value is based on discounted cash flows.

Deferred transaction cost
2.10	Deferred transaction cost

The Group incurs various incremental qualifying transaction costs in anticipation of, issuance or acquiring its own equity instruments. Those costs include registration and other regulatory fees, underwriting costs and brokerage fees, amounts paid to lawyers, accountants, investments bankers and other professional advisors, fees and commissions paid to agents, brokers and dealers, printing costs and stamp duties.

The transaction costs of an equity transaction are accounted for as a deduction from equity, net of any related income tax benefit, to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided. The costs of an equity transaction that is abandoned are recognised as an expense.

Cash and cash equivalents
2.11	Cash and cash equivalents

Cash and cash equivalents include cash on hand, cash held in current and savings accounts, deposits held at call with financial institutions, and other short-term and highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Share capital
2.12	Share capital

Common shares

Common shares are classified as equity. Incremental costs directly attributable to the issue of Common shares are recognised as a deduction from equity.

Preferred shares

Preferred shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity. Preferred shares have similar rights to ordinary shares, in addition to rights of conversion into ordinary shares at a certain conversion ratio at any time, liquidation preferences, and the right to participate in non-liquidation asset distribution events.

Employees' end of service benefits
2.13	Employees’ end of service benefits

The Group provides end of service benefits to its employees in the United Arab Emirates as required by the UAE Labour Law. The entitlement to these benefits is based upon the employees’ final salary and length of service, subject to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment. Management considers these as long-term obligations and, accordingly, this obligation has been classified as a non-current liability. At each reporting date, Management assesses the impact of accounting for the provision at present value under IAS 19 ‘Employee benefits’ while considering forward-looking factors such as the employees’ expected salary increases and expected length of future service. Management has determined that the difference between accounting for the provision for employees’ end of service benefits in accordance with UAE Labour Law compared to IAS 19 to be immaterial to the Group’s consolidated financial statements.

Defined contribution plans
2.14	Defined contribution plans

The Group’s obligation under the applicable schemes is limited to specific contributions legislated from time to time, per month per employee. The Group’s contributions are charged to the consolidated statement of comprehensive income in the year to which they relate. The Group has no further obligation once the contributions have been paid.

Convertible notes
2.15	Convertible notes

Convertible notes are presented as financial liability in the consolidated statement of financial position. On issuance of the convertible notes, the liability is measured at fair value, and subsequently carried at amortised cost (net of transaction costs) until it is extinguished on conversion or redemption. Convertible notes are classified as current liabilities based on the expected conversion date in accordance with the convertible note’s agreements.

Embedded derivatives
2.16	Embedded derivatives

A derivative embedded in a hybrid contract is separated from the host and accounted for as a separate derivative if, the economic characteristics and risks are not closely related to the host, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative, and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognised in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Interest-bearing loans
2.17	Interest-bearing loans

Interest-bearing loans are recognised initially at fair value, net of transaction costs incurred. Interest-bearing loans are subsequently stated at amortised cost; any difference between the proceeds and the redemption value is recognised in the consolidated statement of comprehensive income over the term of the loan using the effective interest method. Interest-bearing loans are classified as non-current liabilities when the Group has an unconditional right to defer settlement of the liabilities for more than twelve months after the reporting date.

Leases
2.18	Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

i)	Identifying a lease

At inception of a contract, the Group assesses whether a contract is, or contains a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

To assess whether a contract conveys the right to control the use of an identified asset, the Group assesses whether:

●	The contract involves the use of an identified asset;
●	The Group has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and/or
●	The Group has the right to direct the use of the asset.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Group revises the lease term if there is a change in the non-cancellable period of a lease.

For determination of the lease term, the Group reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that:

●	is within the control of the Group; and
●	affects whether the Group is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group can allocate the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease component, where applicable. For existing office rental contracts in multiple locations, the Group does not opt to segregate the lease and non-lease component as such non-lease components are inseparable in the contract and are insignificant in comparison to the overall lease payment.

ii)	Right-of-use assets

At the commencement date, the Group recognises a right-of-use asset and a lease liability presented separately on the consolidated statement of financial position.

iii)	Short-term leases and leases of low-value assets

The Group has elected not to recognise right-of-use assets and lease liabilities to short term leases that have a lease of 12 months or less and leases of low-value assets when new. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

The right-of-use asset is initially recognised at cost comprising of:

●	the amount of the initial measurement of the lease liability;
●	any lease payments made at or before the commencement date, less any lease incentives received;
●	any initial direct costs incurred by the Group; and
●	an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. These costs are recognised as part of the cost of the right-of-use asset when the Group incurs an obligation for these costs. The obligation for these costs is incurred either at the commencement date or as a consequence of having used the underlying asset during a particular period.

After initial recognition, the Group amortises the right-of-use asset over the term of the lease. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

2	Summary of significant accounting policies (continued)
2.18	Leases (continued)

Group as a lessee (continued)

iv)	Lease liability

The lease liability is initially recognised at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security, and conditions. The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased. After initial recognition, the lease liability is measured by (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in-substance fixed lease payments.

Where, (a) there is a change in the lease term as a result of the reassessment of certainty to exercise an option, or not to exercise a termination option as discussed above; or (b) there is a change in the assessment of an option to purchase the underlying asset, assessed considering the events and circumstances in the context of a purchase option, the Group remeasures the lease liabilities to reflect changes to lease payments by discounting the revised lease payments using a revised discount rate. The Group determines the revised discount rate as the interest rate implicit in the lease for the remainder of the lease term, if that rate can be readily determined, or its incremental borrowing rate at the date of reassessment, if the interest rate implicit in the lease cannot be readily determined. Where, (a) there is a change in the amounts expected to be payable under a residual value guarantee; or (b) there is a change in future lease payments resulting from a change in an index or a rate used to determine those payments, including a change to reflect changes in market rental rates following a market rent review, the Group remeasures the lease liabilities by discounting the revised lease payments using an unchanged discount rate, unless the change in lease payments results from a change in floating interest rates. In such cases, the Group uses a revised discount rate that reflects changes in the interest rate.

The Group recognises the amount of the re-measurement of the lease liability as an adjustment to the right-of-use asset. Where the carrying amount of the right-of-use asset is reduced to zero and there is a further reduction in the measurement of the lease liability, the Group recognises any remaining amount of the re-measurement in the consolidated statement of comprehensive income.

The Group exercises the exemptions available to apply a portfolio approach to their leases when assessing application of the discount rate and lease term.

The Group accounts for a lease modification as a separate lease if both:

●	the modification increases the scope of the lease by adding the right to use one or more underlying assets; and
●	the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

Group as a lessor

When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.

i)	Operating lease

Leases where the Group does not transfer substantially all the risks and benefits of ownership of the asset to the customers are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same bases as rental income. Contingent rents are recognised as revenue in the period in which they are earned. Where the Group determines that the leasing agreements contain an operating lease, capacity payments are recognised as operating lease rentals on a systematic basis to the extent that capacity has been made available to the customers during the year. Rental income arising from operating leases is accounted for on a straight-line basis over the lease terms and included in revenue due to its operating nature.

ii)	Finance lease

To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset. The Group reviews the contractual arrangements it enters into with its customers. In instances where the contract conveys the right to control the use of the identified asset for substantially all the economic benefits and the right to direct the use, such contracts are accounted for as a finance lease. The amounts due from the lessee are recorded in the consolidated statement of financial position as financial assets (finance lease receivables) and are carried at the amount of the net investment in the lease after making provision for impairment.

Lease payments are payments made by a lessee to a lessor relating to the right to use an underlying asset during the lease term, comprising the fixed payments (including in-substance fixed payments), less any lease incentives (for e.g. reimbursement of maintenance fee); variable lease payments that depend on an index or a rate; the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.

When the Group is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. It assesses the lease classification of a sub-lease with reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Group applies the exemption described above, then it classifies the sub-lease as an operating lease.

Provisions
2.19	Provisions

Provisions are recognised when the Group has a legal or constructive obligation as a result of past events, and it is probable that outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. Provisions are reviewed at each reporting date and adjusted to reflect the current best estimate.

Provisions are measured at the present value of the expenditure expected to be required to settle the obligation at the end of the reporting period, using a rate that reflects current market assessments of the time value of money and the risks specific to the obligation.

Share-based payments
2.20	Share-based payments

Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments i.e. equity-settled transactions. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model, further details of which are given in Note 14.

That cost is recognised in employee benefits expense, together with a corresponding increase in equity (employee share scheme reserve), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognised for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the consolidated statement of comprehensive income for a period represents the movement in cumulative expense recognised as at the beginning and end of that period.

The Group has issued share-based payment awards, for which “grant date” is not achieved, due to the absence of a formal approval of the terms and conditions of the grant that reflect the intent of this long-term incentive scheme. The services provided by the employees prior to the grant date counts towards the vesting period of the awards. Therefore, the cost of awards is recognised in advance of the grant date, over the period services are rendered by the employees, by estimating the fair value of the equity instruments at the end of each reporting period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expense of an award unless there are also service and/or performance conditions.

No expense is recognised for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are expensed irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognised is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognised for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through comprehensive income.

Financial instruments
2.21	Financial instruments
2.21.1	Financial assets

The financial assets consist of the following:

i)	Cash and cash equivalents;
ii)	Current financial assets (financial asset at fair value through profit or loss); and
iii)	Trade and other receivables – the Group’s customers include individuals (Business to customer) and corporate customers (TaaS):
●	Regular – individual riders (not corporate customers) on intracity routes;
●	Travel – individual riders (not corporate customers) on intercity routes; and
●	Transport as a Service (‘TaaS’) – customised transport services to corporate customers.

Individual customers – are persons who fill bus seats on rides. The individual customer pays for the transportation services through the end-users’ authorised payment method (i.e. either through cash or through the application). When payment is made through the application (i.e. through the credit/debit card configured by the end-user in the application or through third party electronic payment solutions) and the fare charge has not yet been settled with third party payment processors, this causes a negative balance to appear in the customer wallet which is a receivable for the Group. There is a maximum limit to the customer wallet exclusively defined for each territory. The customer is required to settle the amount before booking further riders through the Group’s platform; and

Corporate customers – represent customers where the Group will provide transportation services through dedicated routes exclusively to individuals determined by the customers, for which an agreed contract terms will be signed. The corporate customers are billed on a monthly basis. In cases where the transactions have been completed and the amounts owed by the corporate customers have either been invoiced or are unbilled as of the reporting date, these are recognised as trade receivables by the Group.

Classification

The Group classifies its financial assets, which consists of cash and cash equivalents and trade and other receivables and to be measured at amortised cost.

The classification is driven on the Group’s business model for managing the financial assets where the financial assets are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Management determines the classification of its investment at initial recognition.

A financial asset is measured at amortised cost if it meets both of the following conditions and is not designated at Fair Value Through Profit or Loss (FVTPL):

●	the asset is held within a business model whose objective is to hold assets to collect contractual cash flows; and
●	the contractual terms of the financial asset give rise to cash flows on specified date that are solely payments of principal and interest on the principal amount outstanding.

2	Summary of significant accounting policies (continued)
2.21	Financial instruments (continued)
2.21.1	Financial assets (continued)

Recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss. The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.

i)	Cash and cash equivalents

Cash and cash equivalents include cash on hand, cash held in current and savings accounts, deposits held at call with financial institutions, and other short-term and highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

ii)	Current financial assets (financial assets at fair value through profit or loss)

For debt instruments at fair value through profit or loss, fair value changes, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the consolidated statement of comprehensive income.

iii)	Trade and other receivables

Trade and other receivables are recognised initially at the amount of consideration that is unconditional unless they contain significant financing components, in which case they are recognised at fair value. The Group holds the trade and other receivables with the objective to collect contractual cash flows and, therefore, measures them subsequently at amortised cost using effective interest method subject to credit loss impairment.

Derecognition of financial assets

The Group derecognises financial assets when the contractual right to the cash flows from the financial assets expires, or when it transfers the rights to receive the contractual cash flows on the financial assets in a transaction in which substantially all the risk and rewards of the ownership of the financial assets are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

Impairment of financial assets

The Group has two types of financial assets that are subject to IFRS 9’s Expected Credit Loss (“ECL”) provisioning model:

●	cash and cash equivalents; and
●	trade and other receivables.
i)	Cash and cash equivalents

Cash and cash equivalents are subject to ECL allowance in accordance with IFRS 9. As the cash and cash equivalents are held in banks with high credit rating, the ECL is estimated to be immaterial.

2	Summary of significant accounting policies (continued)
2.21	Financial instruments (continued)
2.21.1	Financial assets (continued)

Impairment of financial assets (continued)

ii)	Trade and other receivables

For trade and other receivables, the Group has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Group calculates the ECL based on the Group’s historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.

The default definition determined by the Group in accordance with IFRS 9 is as follows:

●	Corporate customers – the Group considers a corporate customer to be in default when it is overdue for more than 90 days, except for Egypt where customers are considered to be in default when it is overdue for more than 180 days; and
●	Individual customers – the Group considers an individual customer to be in default when it is overdue for more than 90 days.

The amount of the provision is charged to the consolidated statement of comprehensive income. Trade and other receivables considered irrecoverable are written-off.

2.21.2	Financial liabilities

Recognition and measurement – Accounts payable, accruals and other payables

Accounts payable, accruals and other payables consist of amounts payable to captains or operators and other vendors, accrued expenses, advance from riders and taxes payable.

Accounts payable, accruals other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method. These are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liability.

Derecognition of financial liability

The Group derecognises a financial liability when its contractual obligations are discharged, cancelled, or expired.

2.21.3	Offsetting financial instruments

Financial assets and financial liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.

Income and expenses are presented on a net basis only when permitted by the accounting standards, or for gains and losses arising from a group of similar transactions.

2	Summary of significant accounting policies (continued)

Revenue recognition
2.22	Revenue recognition

The Group derives its revenue principally from end-users who use the Group’s platform to access routes predetermined by the Group. Revenue for transport represents the gross amount of fees charged to the end user for these services. Costs incurred with captains for transportation are recorded in cost of sales.

The end-user contracts with the Group to utilize the Group’s network of independent operators and individual captains to deliver the transportation services. Captains are drivers using Swvl’s platform. The Group enters into contracts with the end-users that define the price for each ride and payment terms. The Group’s acceptance of the ride request establishes enforceable rights and obligations for each contract. By accepting the end-user’s ride request, the Group has responsibility for transportation of the end user from origin to destination. The Group enters into separate contracts with independent operators and is responsible for payment to the operator/individual captains regardless of the payment by the end user.

The Group serves customers on its platform through two offerings: “business to consumer”, comprised of Swvl Retail and Swvl Travel, and “business to business”, which includes TaaS model.

Business to customer (B2C)

Using Swvl’s platform, the Group provides customers with a network of minibuses and other vehicles that operate on fixed and semi-fixed routes within the cities and between cities. Customers book seats on vehicles available exclusively through Swvl to commute within a city and make intercity trips.

Business to business (B2B)

The Group enables its corporate customers to use Swvl’s technology and platform to optimize the commute and travel programs they operate for their passengers. B2B includes Transportation as a service (TaaS). TaaS offers dedicated routes using vehicles and drivers already operating on Swvl to transport passengers to and from predetermined destinations. No significant contract assets or liabilities exist since revenue is recognized at a point in time. Further, no assets are recognized from the costs to fulfil or obtain the contracts since such costs are not recoverable and the durations of the contracts typically do not exceed one year.

The Group recognizes revenue at a point in time for B2C and TaaS contracts when the services are provided.

Revenue is recognised to the extent that it is probable that the economic benefits will flow to the Group and the amount of revenue can be measured reliably. Revenue is measured at the fair value of the consideration received or receivable. The principle for revenue recognition is based on the five steps in accordance with IFRS 15 as follows:

●	Identify the contract with the customer;
●	Identifying the performance obligations in the contract;
●	Determine the transaction price;
●	Allocating the transaction price to the performance obligations in the contract; and
●	Recognising revenue when (or as) the Group satisfies a performance obligation.

Principal versus agent considerations

The Group evaluates the presentation of revenue on a gross versus net basis based on whether they control the service provided to the end-user and are the principal in the transaction (gross), or they arrange for other parties (operators and individual captains) to provide the service to the end-user and are the agent in the transaction (net).

The Group considers itself a principal for the transportation services because it controls the services provided to riders. The control over the services provided to riders is demonstrated through the following key considerations:

●	The Group determines the routes on which the transportation services are operated which includes deciding on the pickup and drop off points;
●	The Group reserves the right to assign the routes to the captains;
●	The Group reserves the right to decide the fares and the captain does not have the right to amend the fare;
●	The captains are entitled to a fixed fee irrespective of the ride fare collected on a particular route whereas the Group is entitled to the entire ride fare revenue. There is no cost-plus arrangement or revenue sharing arrangement with the captain or the operator;
●	The Group has complete discretion over assigning the buses to the various business models;
●	The Group is responsible for accepting or rejecting the ride request once placed on the platform. There is no involvement of the captain in this process;
●	The credit risk is borne entirely by the Group. The Group pays the consideration due to the operators or captains irrespective of whether the rider has paid the ride fare.
●	The riders associate the Group as a primary obligor in the arrangement as the identity of the captains is not disclosed to the end-users;
●	The Group assumes responsibility for receiving and resolving the complaints registered by the end-users over the quality of the service;
●	The Group defines the quality standards, provides training to the captains and inspects vehicles to ensure that service provided meet the expectations of end-users;
●	The captain has no share in the cancellation fee paid by the end-users; and
●	Any incentives and discounts given to the end-users are entirely determined by the Group.

Performance obligation and recognition of revenue

As the Group is acting as a principal in accordance with IFRS 15 (as discussed above), the Group considers the end-users to be its customers. The performance obligation of the Group is to provide transportation services to the end-users by integrating the use of the Swvl platform and a network of captains and buses registered on the platform for B2C and TaaS. For B2C and TaaS, the end-users are charged for using transportation services (i.e. fare charges net off the discounts and incentives) and are given various incentives (discussed below). It is at this point in time that the end-user becomes liable to transfer the due consideration to the Group. The Group recognises revenue when its performance obligation towards the end-users has been satisfied, i.e. when the ride is completed for B2C and TaaS.As of the end of the reporting period, there is no transaction price to allocate to unsatisfied performance obligations.

End-user discounts and promotions

The Group offers discounts and promotions to end-users to encourage use of the transportation services provided by the Group. These are offered in various forms and include:

●	Targeted discounts and promotions: these discounts and promotions are offered to specific end-users in a market to acquire, re-engage, or generally increase end-users’ use of the platform. An example of a specific end-user discount is the discount given to a new user on the first ride booked using the Group’s platform. The end-user does not provide the Group with a distinct good or service against these promotions and discounts; therefore the Group deducts the amount of these discounts from the transaction price while recognising revenue. Furthermore, as the discount is provided at the completion of the ride when the Group has satisfied the performance obligation and the rider pays for the ride, no liability in relation to the issued discount schemes (i.e. promotion codes) is recognised at the time of revenue recognition.
●	Free credits: this is specific to the end-users using the Travel service (intercity routes) to encourage booking a two-way trip between the cities with Swvl. A credit is transferred to the end-users’ wallet on the application after the completion of the first trip that the end-user can consume while paying for the return trip. As the Group provides the discount that is to be used in the future by the end-user, this is recognised as a liability until either it is redeemed by the end-user or the validity period of such credit lapses. However, this liability is not recognised when it is immaterial.
●	Referrals – these referrals are earned when an existing end-user (the referring end-user) refers a new end-user (the referred end-user) to the platform and the new end-user books their first ride on the platform. These referrals are typically paid in the form of a credit given to the referring end-user. Therefore, as the existing end-user provides a distinct good or service against the end-user referral discounts, therefore, the existing end-user is deemed to provide growth and marketing services to the Group. As a result of this, the end-user referrals are recognised as selling and marketing costs.
●	Market-wide promotions – these promotions are pricing actions in the form of discounts that reduce the end-user fare charged to end-users for all or substantially all rides in a specific market. Accordingly, the Group records the cost of these promotions as a reduction of revenue when the performance obligation is satisfied and revenue is recognised, i.e. when the ride is completed.

Sales refunds and waivers

The Group has a policy which entitles the end-users to register complaints regarding quality of service within a certain number of days. Once registered, the Group assesses the complaint and decides whether the end-users are entitled to a refund (“Sales waivers”). The Group defers a portion from the fare and recognises it as refund liability at the completion of every ride. Upon the conclusion of refund claims or when the time to register such complaints lapses, the refund liability is reversed against revenue or cash (or customer wallet). However, the refund liability is not recognised when it is immaterial. The riders are entitled to a full or partial refund upon the cancellation of trips (“Sales refunds”). These Sales refunds are accounted for as a reversal of revenue at the time of recognition.

Earnings per share
2.23	Earnings per share

Basic earnings/(loss) per share amounts are calculated by dividing the loss of the Group by the weighted average number of ordinary shares in issue during the financial period.

Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

Taxes
2.24	Taxes

Current income taxes

The Group provides for income taxes in accordance with IAS 12. As the Parent Company is incorporated in the British Virgin Islands, profits from operations of the Parent Company are not subject to taxation. However, certain subsidiaries of the Parent Company are based in taxable jurisdictions and are therefore liable for tax. Income tax on the profit or loss for the year comprises current and deferred tax on the profits of these subsidiaries. Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in countries where the Group operates and generates taxable income.

Management periodically evaluates the position taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretations and establishes provision where appropriate.

Deferred tax

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is not recognised for:

●	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; or
●	temporary differences related to investments in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis, or their tax assets and liabilities will be realised simultaneously.

A deferred tax asset is recognised for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilised. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

Segment reporting
2.25	Segment reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Group has determined that it operates as one operating segment.

Earnout liabilities
2.26	Earnout liabilities

Earnout liabilities are initially recognized at fair value at their inception, and subsequently at fair value at each reporting date. Valuation of shares earnout liability is measured using an appropriate valuation model which considers various factors such as the current trading stock price, equity volatility and cost of equity. The change in fair value of the earnout liabilities is recognized in the consolidated statement of comprehensive income.

Derivative warrant liabilities
2	Summary of significant accounting policies (continued)
2.27	Derivative warrant liabilities

Warrants assumed in the Transaction give the holder the right, but not the obligation to subscribe to the Company’s Ordinary Shares at a fixed or determinable price for a specified period of five years. These instruments were part of the net assets acquired in the Transaction and, therefore, have applied the provisions of debt and equity classification under IAS 32 and IFRS 9.

Therefore, the warrants are accounted for as a financial liability (derivative liability) recognized at fair value upon the closing of the Transaction, and subsequently remeasured at fair value through profit and loss.

Current versus non-current classification
2.28	Current versus non-current classification

The Group presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification.

An asset is current when it is expected to be realised or intended to be sold or consumed in the normal operating cycle, held primarily for the purpose of trading, expected to be realised within twelve months after the reporting period, or cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.

A liability is current when it is expected to be settled in the normal operating cycle, it is held primarily for the purpose of trading, it is due to be settled within twelve months after the reporting period, or there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. The Group classifies all other liabilities as non-current.

Financial reporting in hyperinflationary economies

2.29       Financial reporting in hyperinflationary economies

The Group’s subsidiary located in Argentina is operating in a hyperinflationary economy. Accordingly, the results, cash flows and financial position of this subsidiary have been expressed in terms of the measuring unit current, at the end of the year.

The price index identification and movement are indicated as below:

Argentina
Price index identity	Consumer
price index
(Basis points)
Price index level at 1 Jan 2023	1,134
Price index level at 31 December 2023	3,533
Change in index	2,399

Since the operations of the subsidiary listed above were discontinued in 2022, the hyperinflation adjustment is included as part of the results of discontinued operations (Note 34).